Risks arising from financial instruments	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Risks arising from financial instruments
20. Risks arising from financial instruments
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets
1
and liabilities held by the company as at the dates indicated:

	30 June 2021				31 December 2020
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total
Trade and other receivables	5 043	—	—	5 043	4 493	—	—	4 493
Unquoted debt (debt instruments)	25	—	—	25	22	—	—	22
Quoted debt (debt instruments)	—	286	—	286	—	396	—	396
Unquoted companies (equity instruments)	—	—	120	120	—	—	115	115
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	15	—	15	—	27	—	27
Interest rate swaps	—	40	—	40	—	45	—	45
Cross currency interest rate swaps	—	45	—	45	—	7	—	7
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	288	288	—	—	480	480
Foreign currency futures	—	—	17	17	—	—	36	36
Interest rate swaps	—	—	28	28	—	—	35	35
Cross currency interest rate swaps	—	—	65	65	—	—	100	100
Commodities	—	—	544	544	—	—	235	235

Financial assets	5 068	387	1 063	6 517	4 515	474	1 001	5 991

Non-current	545	100	62	708	588	79	174	841
Current	4 522	286	1 000	5 809	3 928	396	827	5 150

Trade and other payables	20 303	—	—	20 303	20 807	—	—	20 807
Interest-bearing loans and borrowings:
Secured bank loans	440	—	—	440	702	—	—	702
Unsecured bank loans	434	—	—	434	294	—	—	294
Unsecured bond issues	87 263	—	—	87 263	93 725	—	—	93 725
Unsecured other loans	73	—	—	73	83	—	—	83
Commercial paper	—	—	—	—	1 522	—	—	1 522
Bank overdrafts	46	—	—	46	5	—	—	5
Lease liabilities	2 381	—	—	2 381	2 234	—	—	2 234
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	4 759	—	4 759	—	5 353	—	5 353
Cross currency interest rate swaps	—	329	—	329	—	446	—	446
Foreign exchange forward contracts	—	7	—	7	—	321	—	321
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	205	205	—	—	370	370
Foreign currency futures	—	—	—	—	—	—	5	5
Cross currency interest rate swaps	—	—	187	187	—	—	264	264
Commodities	—	—	24	24	—	—	26	26
Equity swaps	—	—	—	—	—	—	21	21

Financial liabilities	110 940	5 095	416	116 451	119 372	6 119	685	126 176

Non-current	90 271	639	—	90 910	96 748	1 758	—	98 506
Current	20 669	4 456	416	25 541	22 623	4 361	685	27 670

1	Cash and short-term deposits are not included in this overview.

INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

30 June 2021 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.00%	225	—	—
Canadian dollar	—	—	1.29%	2 046
Euro	0.00%	1 167	0.00%	1 167
Pound sterling	—	—	1.26%	1 011
US dollar	1.53%	493	—	—
Other	7.15%	503	6.60%	832

		2 388		5 057

Fixed rate
Australian dollar	4.13%	335	—	—
Brazilian real	8.01%	486	8.01%	486
Canadian dollar	4.14%	628	4.30%	3 161
Euro	2.27%	22 778	2.20%	31 500
Pound sterling	4.36%	3 707	4.44%	3 015
South Korean won	—	—	1.17%	2 191
US dollar	4.94%	59 850	5.43%	44 596
Other	11.37%	464	8.65%	631

		88 248		85 579

31 December 2020 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	0.99%	231	—	—
Brazilian real	3.90%	164	3.90%	164
Canadian dollar	—	—	1.23%	1 895
Euro	0.15%	2 690	0.15%	2 690
Pound sterling	—	—	1.10%	937
US dollar	1.05%	617	1.13%	201
Other	7.30%	260	7.90%	573

		3 962		6 461

Fixed rate
Australian dollar	3.91%	846	—	—
Brazilian real	8.58%	578	8.58%	578
Canadian dollar	4.12%	613	4.29%	2 646
Euro	2.12%	26 092	2.15%	35 515
Pound sterling	4.30%	3 655	4.36%	2 973
South Korean won	—	—	1.30%	1 997
US dollar	4.91%	62 340	5.30%	47 892
Other	11.96%	479	11.72%	502

		94 602		92 103

As at 30 June 2021, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 46m US dollar (31 December 2020: 5m US dollar).

As disclosed in the above table, 5 057m US dollar or 5.6% of the company’s interest-bearing financial liabilities bears interest at a variable rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2021
	Interest rate 30 June 2021 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.18%	2.95% - 5.42%	29.58%
Euro	—	—	5.87%
US dollar	0.15%	0.13% - 0.16%	11.00%

	2020
	Interest rate 31 December 2020¹	Possible interest rate 2	Volatility of rates in %
Brazilian real	2.09%	1.74% - 2.44%	16.77%
Euro	—	—	16.83%
US dollar	0.24%	0.10% - 0.38%	58.30%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 30 June 2021, with all other variables held constant, 2021 interest expense would have been 1m US dollar higher/lower (31 December 2020: 3m US dollar). This effect would be more than offset by 49m US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (31 December 2020: 58m US dollar).
EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs
.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 8
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 30 June 2021, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total gain of 631m US dollar recognized in the profit or loss account for the period, of which 348m US dollar related to the company’s share-based payment programs, 144m US dollar and 139m US dollar related to the Modelo and SAB transactions respectively. As at 30 June 2021 liabilities for equity swap derivates amounted to 4.8 billion US dollar (31 December 2020: 5.4 billion US dollar).
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 30.38% (2020: 53.87%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 2 206m US dollar positive/negative impact on the 2021 profit before tax (31 December 2020: 3 787m US dollar).
CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2021 to be limited.

1	Applicable 3-month InterBank Offered Rates as of 30 June 2021 and as of 31 December 2020.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2021 and at December 2020. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M). The sensitive analysis does not include any spread applicable to the company’s funding.

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	30 June 2021			31 December 2020
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	127	(6)	120	121	(6)	115
Investment in debt securities	312	—	312	418	—	418
Trade receivables	4 279	(371)	3 908	3 593	(308)	3 285
Cash deposits for guarantees	182	—	182	184	—	184
Loans to customers	114	—	114	142	—	142
Other receivables	1 350	(63)	1 287	1 299	(62)	1 237
Derivatives	1 043	—	1 043	965	—	965
Cash and cash equivalents	6 790	—	6 790	15 252	—	15 252

	14 197	(440)	13 756	21 974	(376)	21 598

There was no significant concentration of credit risks with any single counterparty as of 30 June 2021 and no single customer represented more than 10% of the total revenue of the group in 2021.
Impairment losses
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2021
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(308)	(6)	(62)	(376)
Impairment losses	(25)	—	—	(25)
Derecognition	1	—	(1)	1
Currency translation and other	(38)	—	—	(38)

Balance at 30 June	(371)	(6)	(63)	(440)

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(6)	(103)	(283)
Impairment losses	(93)	—	(6)	(99)
Derecognition	7	—	42	49
Currency translation and other	(50)	—	4	(46)

Balance at 31 December	(308)	(6)	(62)	(376)

LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2021
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(440)	(467)	(342)	(87)	(9)	(10)	(19)
Unsecured bank loans	(434)	(434)	(434)	—	—	—	—
Unsecured bond issues	(87 263)	(156 415)	(3 282)	(3 873)	(4 931)	(15 611)	(128 718)
Unsecured other loans	(73)	(135)	(12)	(26)	(6)	(58)	(33)
Lease liabilities	(2 381)	(2 573)	(507)	(437)	(350)	(440)	(839)
Bank overdraft	(46)	(46)	(46)	—	—	—	—
Trade and other payables	(23 920)	(24 151)	(22 702)	(423)	(571)	(123)	(332)

	(114 557)	(184 221)	(27 325)	(4 846)	(5 867)	(16 242)	(129 941)

Derivative financial liabilities
Foreign exchange derivatives	(212)	(212)	(212)	—	—	—	—
Cross currency interest rate swaps	(516)	(577)	(308)	(44)	(66)	(117)	(41)
Commodity derivatives	(24)	(24)	(24)	—	—	—	—
Equity derivatives	(4 759)	(4 760)	(4 332)	(428)	—	—	—

	(5 511)	(5 574)	(4 877)	(472)	(66)	(117)	(41)

Of which: related to cash flow hedges	(172)	(172)	(137)	—	—	(36)	—

	31 December 2020
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(702)	(735)	(675)	(14)	(12)	(10)	(24)
Commercial papers	(1 522)	(1 522)	(1 522)	—	—	—	—
Unsecured bank loans	(294)	(299)	(299)	—	—	—	—
Unsecured bond issues	(93 725)	(165 812)	(3 582)	(4 057)	(3 823)	(16 557)	(137 793)
Unsecured other loans	(83)	(115)	(13)	(8)	(6)	(57)	(31)
Lease liabilities	(2 234)	(2 455)	(460)	(425)	(315)	(424)	(831)
Bank overdraft	(5)	(5)	(5)	—	—	—	—
Trade and other payables	(24 496)	(24 688)	(22 906)	(1 103)	(135)	(197)	(347)

	(123 061)	(195 631)	(29 462)	(5 607)	(4 291)	(17 245)	(139 026)

Interest rate derivatives	—	—	—	—	—	—	—
Foreign exchange derivatives	(696)	(696)	(696)	—	—	—	—
Cross currency interest rate swaps	(709)	(852)	(8)	(575)	(98)	(132)	(39)
Commodity derivatives	(26)	(26)	(26)	—	—	—	—
Equity derivatives	(5 373)	(5 372)	(4 455)	(917)	—	—	—

	(6 803)	(6 946)	(5 184)	(1 492)	(98)	(132)	(39)

Of which: related to cash flow hedges	(418)	(418)	(353)	—	—	(65)	—

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	30 June 2021	31 December 2020	30 June 2021	31 December 2020	30 June 2021	31 December 2020
Foreign currency
Forward exchange contracts	288	480	(212)	(691)	75	(211)
Foreign currency futures	17	36	—	(5)	17	31
Interest rate
Interest rate swaps	68	80	—	—	68	80
Cross currency interest rate swaps	110	107	(516)	(709)	(406)	(602)
Commodities
Aluminum swaps	388	170	(7)	(10)	381	160
Sugar futures	17	10	—	—	17	10
Energy	43	9	—	(7)	43	2
Other commodity derivatives	97	46	(17)	(8)	80	37
Equity
Equity derivatives	15	27	(4 759)	(5 373)	(4 744)	(5 346)

	1 043	965	(5 511)	(6 804)	(4 469)	(5 839)

Of which:
Non-current	43	138	(639)	(1 759)	(596)	(1 621)
Current	1 000	827	(4 872)	(5 046)	(3 871)	(4 218)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized on the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	30 June 2021		31 December 2020
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(335)	(389)	(846)	(964)
Brazilian real	(486)	(486)	(578)	(578)
Canadian dollar	(628)	(662)	(613)	(633)
Euro	(22 778)	(26 232)	(26 092)	(29 809)
Pound sterling	(3 707)	(4 223)	(3 655)	(4 301)
US dollar	(59 850)	(76 473)	(62 340)	(81 771)
Other	(464)	(467)	(479)	(480)

	(88 248)	(108 932)	(94 602)	(118 536)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2021 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	322	—
Derivatives in a cash flow hedge relationship	66	556	—
Derivatives in a fair value hedge relationship	—	28	—
Derivatives in a net investment hedge relationship	—	71	—

	66	986	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 130
Derivatives at fair value through profit and loss	—	5 097	—
Derivatives in a cash flow hedge relationship	13	221	—
Derivatives in a net investment hedge relationship	—	180	—

	13	5 498	1 130

Fair value hierarchy 31 December 2020 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	11	—
Derivatives at fair value through profit and loss	—	457	—
Derivatives in a cash flow hedge relationship	29	343	—
Derivatives in a fair value hedge relationship	—	80	—
Derivatives in a net investment hedge relationship	—	57	—

	29	948	—

Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 251
Derivatives at fair value through profit and loss	—	6 119	—
Derivatives in a cash flow hedge relationship	46	353	—
Derivatives in a net investment hedge relationship	—	287	—

	46	6 759	1 251

Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2022, 2023, 2024 and 2026. As at 30 June 2021, the put option on the remaining shares held by ELJ was valued at 627m US dollar (31 December 2020: 671m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.